EQUITY-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2014
EQUITY-BASED COMPENSATION
Summary of activity related to restricted stock and RSUs
	Restricted Stock & RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested Balance at January 1, 2014	—	$—
Granted	2,477,272	26.08
Forfeited	(56,642)	25.00
Vested	(9,190)	28.02

Unvested Balance at September 30, 2014	2,411,440	$26.10

Schedule of assumptions used to estimates the fair value of stock option using the Black-Scholes valuation model

Nine Months Ended September 30, 2014
Expected life (in years)	6
Weighted-average risk free interest rate	1.91%
Expected volatility	35%
Dividend yield	2.72%
Weighted-average fair value at grant date	$6.70

Summary of activity related to stock options
	Stock Options Outstanding
	Number Outstanding	Weighted-Average Exercise Price Per Share
Outstanding at January 1, 2014	—	$—
Grants	3,501,881	25.00
Exercises	—	25.00
Forfeiture or expirations	(130,975)	25.00

Outstanding at September 30, 2014	3,370,906	$25.00